Supplement to the currently effective Statement of Additional Information for the Class AARP shares of the following funds:

Scudder 21st Century Growth Fund                               Scudder International Fund
Scudder Cash Investment Trust                                  Scudder Large Company Growth Fund
Scudder Development Fund                                       Scudder Large Company Value Fund
Scudder Emerging Markets Growth Fund                           Scudder Managed Municipal Bond Fund
Scudder Emerging Markets Income Fund                           Scudder Massachusetts Tax Free Fund
Scudder Global Fund                                            Scudder Medium Term Tax Free Fund
Scudder Global Bond Fund                                       Scudder Money Market Series (Premium Class AARP and
Scudder Global Discovery Fund                                       Prime Reserve Class AARP)
Scudder Greater Europe Growth Fund                             Scudder Select 500 Fund
Scudder Growth and Income Fund                                 Scudder Tax-Free Money Fund
Scudder Health Care Fund                                       Scudder U.S. Treasury Money Fund
Scudder High Yield Tax Free Fund

The following information replaces the performance of the Class AARP Shares in the Average Annual Total Return table in the Performance section of each fund's
Statement of Additional Information.

                                                     Average Annual Total Returns*

--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
                                                                                                  Inception
                                          For                                                      Date of
                                          Period                                       Since        AARP       Inception Date
                 Fund                     Ending     1-Year     5-Year     10-Year   Inception     Shares        of S Shares
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------

--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder 21st Century Growth Fund        7/31/2002    -40.52%   -2.32%**       N/A     -0.80%**   10/02/2000       9/09/1996
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Cash Investment Trust***        5/31/2002     1.96%      4.40%      4.19%       N/A       9/11/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Development Fund                7/31/2002    -36.52%    -9.87%      2.01%       N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Emerging Markets Growth Fund**  10/31/2002    5.17%     -9.57%        N/A      -4.63%    10/02/2000       5/08/1996
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Emerging Markets Income Fund**  10/31/2002   15.56%      3.45%        N/A      7.25%     10/02/2000      12/31/1993
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Global Fund                     8/31/2002    -16.62%    -0.09%       7.17%      N/A       9/11/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Global Bond Fund**              10/31/2002    7.54%      4.84%       4.09%      N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Global Discovery Fund**         10/31/2002   -15.73%     1.28%       8.06%      N/A       3/01/2001          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Greater Europe Growth Fund      10/31/2002   -18.10%   -0.43%**       N/A     7.41%**    10/02/2000      10/10/1994
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Growth and Income Fund          9/30/2002    -19.90%    -6.77%       6.23%      N/A       8/14/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Health Care Fund                5/31/2002    -11.99%       N/A       N/A      10.74%**   10/02/2000       3/02/1998
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder High Yield Tax Free Fund**      5/31/2002     6.97%      6.30%      6.86%       N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder International Fund              8/31/2002    -18.94%    -0.40%       5.64%      N/A       8/14/2002          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Large Company Growth Fund       7/31/2002    -31.20%    -3.56%       6.40%      N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Large Company Value Fund        7/31/2002    -20.33%     0.38%       9.27%      N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Managed Municipal Bond Fund     5/31/2002     6.92%      6.14%       6.66%      N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Massachusetts Tax Free Fund     3/31/2002     3.58%      5.75%     6.74%**      N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Medium Term Tax Free Fund       5/31/2002     5.71%      5.27%      5.95%**     N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Money Market Series: Premium    5/31/2002     2.44%       N/A        N/A       4.95%     10/02/2000       8/04/1997
Class AARP**                                                                                                  (Premium Class S
                                                                                                                   shares)
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Money Market Series: Prime      5/31/2002     2.28%       N/A        N/A       4.54%      8/14/2000      10/15/1998
Reserve Class AARP**                                                                                           (Prime Reserve
                                                                                                               Class S shares)
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------


--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
                                                                                                  Inception
                                          For                                                      Date of
                                          Period                                       Since        AARP       Inception Date
                 Fund                     Ending     1-Year     5-Year     10-Year   Inception     Shares        of S Shares
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------

--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Select 500 Fund**               2/28/2003    -23.45%      N/A        N/A       -8.67%    10/02/2000       5/17/1999
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder Tax-Free Money Fund***          5/31/2002     1.39%      2.74%       2.66%      N/A       9/11/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------
Scudder U.S. Treasury Money Fund***     5/31/2002     1.76%      4.24%       4.07%      N/A      10/02/2000          N/A
--------------------------------------- ----------- ---------- ---------- ---------- ----------- ------------ ------------------

* The performance of the Class AARP shares represents its historical performance since inception. Returns of each fund's Class AARP Shares, for periods prior to inception of the fund's Class AARP shares, reflect the historical performance of the respective fund's Class S shares (the fund's original share class) during such periods.

** Total returns would have been lower had certain expenses not been reduced.

*** If the Advisor had not absorbed a portion of the fund's expenses and had imposed a full management fee, the average total returns would have been lower.






May 6, 2003


                                       2